Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Schedule of trade and other receivables, net

	2024	2023
Current
Fuel Price stabilization fund (1)	7,622,673	20,505,603
Concessions (2)	4,391,617	4,054,429
Customers
Foreign	4,737,451	4,220,537
Domestic	2,606,216	3,087,463
Related parties (Note 31)	166,631	123,058
Accounts receivable from employees	125,946	106,022
Industrial services	81,000	40,729
Other	1,037,703	1,329,565
	20,769,237	33,467,406
Allowance for doubtful accounts (3)	(343,597)	(156,764)
	20,425,640	33,310,642

Non–current
Concessions (2)	28,269,820	26,323,424
Accounts receivable from employees	709,836	565,914
Related parties (Note 31)	347,326	143,238
Customers
Foreign	86,073	150,033
Domestic	137,764	75,419
Other (4)	3,190,044	3,180,581
	32,740,863	30,438,609
Allowance for doubtful accounts (3) (4)	(604,502)	(657,521)
	32,136,361	29,781,088
(1)	Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).

Schedule of account receivable from the fuel price stabilization fund

	2024	2023
Opening balance	20,505,603	26,296,870
Settlements for the period (Note 25)	7,525,429	20,531,095
Mobilizations and others	105,678	24,168
Collections (1.1)	(20,514,037)	(4,770,351)
Offsetting (1.2)	—	(21,576,179)
Closing balance	7,622,673	20,505,603

Schedule of changes in the allowance for doubtful accounts

	2024	2023	2022
Opening balance	(814,285)	(906,118)	(750,191)
Additions	(131,731)	(57,895)	(46,690)
Currency translation	(10,421)	111,013	(131,270)
Accounts receivable write–off and uses	8,338	38,715	22,033
Closing balance	(948,099)	(814,285)	(906,118)